CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value (in dollars per share)	$ 0.006	$ 0.006	$ 0.006
Common stock, shares authorized	180,000,000	180,000,000	180,000,000
Common stock, shares issued	26,451,237	25,523,216	16,937,661
Common stock, shares outstanding	26,451,237	25,523,216	16,937,661
Series C Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000	100,000	100,000
Preferred stock, shares issued	1,110	1,200	0
Preferred stock, shares outstanding	1,110	1,200	0
Liquidation preference of series C convertible preferred stock (in dollars)	$ 5,550,000	$ 6,000,000